TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
TAX ASSETS AND LIABILITIES
Schedule of composition of current tax accounts receivable

Tax assets	12.31.2019	12.31.2018
	ThCh$	ThCh$
Tax credits (1)	9,815,294	2,532,056
Total	9,815,294	2,532,056
(1)	Tax credits correspond to income tax credits on training expenses, purchase of Property, plant and equipment, and donations.

Schedule of composition of current tax accounts payable

Tax liabilities	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Income tax expense	6,762,267	9,338,612	3,184,965
Total	6,762,267	9,338,612	3,184,965